PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                             STRONG INDEX 500 FUND

                Supplement to the Prospectus dated July 1, 1999



The following information replaces the Annual Fund Operating Expenses table found on page 4 of the fund's prospectus:

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)*

                                          TOTAL ANNUAL    FEE WAIVERS
MANAGEMENT      SHAREHOLDER     OTHER     FUND OPERATING  AND/OR          NET FUND
FEES            SERVICING FEE   EXPENSES  EXPENSES        ABSORPTIONS**   EXPENSES
--------------  --------------  --------  --------------  --------------  --------------
0.05%           0.25%           0.43%     0.73%           0.28%           0.45%


* TOTAL ANNUAL FUND OPERATING EXPENSES, AS WELL AS NET FUND EXPENSES, INCLUDE THE FUND'S AND THE MASTER PORTFOLIO'S EXPENSES.
**WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR MANAGEMENT FEES AND ABSORB EXPENSES TO KEEP TOTAL EXPENSES AT OR BELOW 0.45% UNTIL JULY 1, 2000.





          The date of this Prospectus Supplement is January 19, 2000.

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